                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08084
                                  ---------------------------------------------

                            Growth & Income Portfolio
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

      522 Fifth Avenue,  New York,                             NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:1-800-348-4782
                                                   ----------------------------

Date of fiscal year end: December 31, 2004
                        -------------------------------------------------------

Date of reporting period: December 31, 2003 through June 30, 2004
                         ------------------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPHIC]

JPMORGAN FUNDS

SEMI-ANNUAL REPORT JUNE 30 2004 (UNAUDITED)

U.S. EQUITY FUNDS
GROWTH AND INCOME FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMORGAN FLEMING ASSET MANAGEMENT is a premier global wealth manager that has been working with affluent investors for over a hundred years. This experience provides us with a keen understanding of the unique needs of the affluent investor's portfolio. The legacy of our EXPERIENCE, coupled with our GLOBAL INTELLECTUAL CAPITAL, is the foundation from which our investment products have been built. We have a worldwide investment presence. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our marketplace. JPMorgan Fleming Asset Management is an EXPERIENCED PARTNER dedicated to working with your financial professional to help provide you with a broad array of WEALTH SOLUTIONS.

CONTENTS

President's Letter                                                         1

JPMorgan Growth and Income Fund Fund Commentary                            3

Financial Statements                                                       6

Notes to Financial Statements                                             10

Financial Highlights                                                      16

Growth and Income Portfolio of Investments                                20

Financial Statements                                                      23

Notes to Financial Statements                                             26

Supplementary Data                                                        30


HIGHLIGHTS

-  Favorable economic data and corporate profitability

-  Inflation concerns emerge

-  Small and mid caps outperform

-  Positive backdrop for equities

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN
   GROWTH AND INCOME FUND

PRESIDENT'S LETTER    AUGUST 2, 2004

[PHOTO OF GEORGE C.W. GATCH]

"Favorable economic data and gains in corporate profitability overcame investor concerns about higher interest rates in the first half of 2004, pushing U.S. equity prices gradually higher."


DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the JPMorgan Growth and Income Fund. Inside, you'll find information detailing the performance of the fund for the 6 months ended June 30, 2004, along with a report from the Portfolio Managers.

EQUITIES EDGE HIGHER DESPITE RATE CONCERNS

Favorable economic data and gains in corporate profitability overcame investor concerns about higher interest rates in the first half of 2004, pushing U.S. equity prices gradually higher. In the early months of the year, the positive picture of low inflation, combined with robust economic growth and accelerating corporate earnings supported equities. But by April, the picture was becoming less rosy. A sudden improvement in job creation, combined with higher-than-expected inflation, provoked a rise in bond yields and caused investor concerns over whether the Federal Reserve would be able to raise rates without choking off recovery. Furthermore, there was a marked increase in the level of violence in Iraq. On June 30, the last day of the half-year, the Federal Reserve confirmed that rates were on a rising trend, lifting them by 25 basis points. Even so equities finished the half-year higher than they started it, with the optimists drawing confidence from the sharp improvement in job growth and stellar gains in corporate profits.

SMALL AND MID CAP OUTPERFORMANCE

Once again, equity market returns were far from uniform. Broadly speaking, large capitalization stocks made modest gains, with the broad-based S&P 500 Index up +3.4% for the period. Both mid and small capitalization stocks performed far more robustly. The S&P Small Cap 600 Index rose +10.1% while the S&P Mid Cap 400 Index appreciated +6.1%. This is in line with a historical pattern of superior performance from small caps when the U.S. economy is emerging from periods of sluggish business activity. Additionally, towards the end of the period higher quality stocks started to lead the market, in contrast to 2003 when they lagged.

OUTLOOK

A critical test has begun, as the U.S. economy attempts to make the transition from recovery to a sustainable, non-inflationary expansion. It is understandable that equities faltered as long-term interest rates moved higher, and as the Federal Reserve started to tighten. Barring a geopolitical catastrophe, however, we expect that the economy will cool but still grow at a solid pace; that corporate profits will continue to be supported by tight control over business costs; and that investors will, at some point in the not so distant future, again come to view equities as good value.

IMPORTANT MERGER NEWS

As you may know, J.P. Morgan Chase & Co. and Bank One Corp. merged in July 2004, as approved by both firms' shareholders. The combined company is called JPMorgan Chase & Co. The merger is compelling both strategically and financially. The new combined organization has top-tier positions in both wholesale and retail financial services, an extensive client base and greater scale. And we have an extraordinarily talented team that shares common values and a strong client orientation.

The JPMorgan Growth and Income Fund utilizes a Master Feeder Fund Structure and seeks to achieve its investment objective by investing all of its investable assets in the Growth and Income Portfolio (the "Portfolio") which, like the Fund, is an open-end management investment company having the same investment objective as the Fund. As of June 30, 2004 the Fund owned 60.1% of the net assets of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the financial statement of the Fund.

As always, all of us at JPMorgan Fleming Asset Management thank you for your investment. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely.

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMORGAN
  GROWTH AND INCOME FUND

AS OF JUNE 30, 2004                                                  (Unaudited)

                                FUND FACTS
                                Fund Inception                         9/23/1987
                                Fiscal Year End                      DECEMBER 31
                                Net Assets as of 6/30/04
                                (In Millions)                             $657.4
                                Primary Benchmark                  S&P 500/BARRA
                                                                     VALUE INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Growth and Income Fund, which seeks to provide capital growth over the long term and earn income from dividends, returned 3.45% (Class A Shares, without sales charge) during the six months ended June 30, 2004. This compares to a return of 4.17% from the S&P 500/BARRA Value Index, the Fund's benchmark.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: Stock selection in the Fund's Consumer Staples sector hurt performance. In particular, shares of Altria Corp. declined on news of a setback in its case with the Department of Justice (DOJ). The DOJ is attempting to prove that the industry participated in an unlawful conspiracy to deceive the public and is seeking $280 billion in damages. However, we continue to have a positive view of the industry's defense in this case, and though the litigation may create a negative overhang in the near term, we believe the company's long term prospects remain positive.

   The Fund was aided by strong stock selection in the Financials sector. Amongst the top contributor in the Financials sector was MGIC Investment Corporation, which specializes in mortgage insurance. The company advanced after releasing strong first quarter earnings. MGIC was aided by favorable default statistics, which in our view will persist due to current job growth and the improving economic picture.

Q: HOW WAS THE FUND MANAGED?

A: The Portfolio Manager's focus remained on stock selection, believing that quality companies -- regardless of their economic sector -- trading at attractive valuations will outperform in the long-term. The Portfolio Manager sought to maintain significant sector diversification in the Fund and to avoid any large bets contingent on macroeconomic or sector trends.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                       36.4%
Consumer Goods & Services                 20.3%
Energy                                    12.2%
Industrial Products & Services             8.4%
Telecommunications                         7.2%
Technology                                 7.2%
Utilities                                  2.7%
Pharmaceuticals                            2.0%
Short-Term Investments                     1.7%
REITs                                      1.0%
Health Services & Systems                  0.9%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1.  Citigroup, Inc.                       4.4%

 2.  Exxon Mobil Corp.                     4.0%

 3.  Bank of America Corp.                 2.7%

 4.  Verizon Communications, Inc.          2.5%

 5.  ConocoPhillips                        2.4%

 6.  Golden West Financial Corp.           2.2%

 7.  Freddie Mac                           2.1%

 8.  SBC Communications, Inc.              1.9%

 9.  American International Group, Inc.    1.8%

10.  Alltel Corp.                          1.7%

Top 10 equity holdings comprised 25.7% ($280,519 in thousands) of the Portfolio's market value of investments. As of June 30, 2004, the Fund held 94 equity holdings. Portfolio holdings are subject to change at any time.

                                                 SEMI-ANNUAL REPORT JUNE 30 2004

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                     1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                     ------------------------------------------------------
CLASS A SHARES
          Without Sales Charge       17.72%         (0.30%)         (1.39%)           8.62%
            With Sales Charge*       10.96%         (2.24%)         (2.55%)           7.98%

CLASS B SHARES
                  Without CDSC       17.13%         (0.80%)         (1.89%)           8.18%
                   With CDSC**       12.13%         (1.79%)         (2.17%)           8.18%

CLASS C SHARES
                  Without CDSC       17.12%         (0.80%)         (1.89%)           7.89%
                   With CDSC**       16.12%         (0.80%)         (1.89%)           7.89%

SELECT SHARES                        18.22%          0.10%          (0.70%)           9.14%

 *   Sales Charge for Class A Shares is 5.75%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% for the ten year period.
***  Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

[CHART]

TEN-YEAR FUND PERFORMANCE (6/30/94 TO 6/30/04)

                JPMORGAN GROWTH AND        LIPPER LARGE-CAP      S&P 500/BARRA
           INCOME FUND (CLASS A SHARES)   VALUE FUNDS INDEX       VALUE INDEX
   6/30/94         $   9,425                  $  10,000             $  10,000
   7/31/94         $   9,602                  $  10,292             $  10,338
   8/31/94         $   9,918                  $  10,709             $  10,631
   9/30/94         $   9,713                  $  10,429             $  10,256
  10/31/94         $   9,810                  $  10,600             $  10,480
  11/30/94         $   9,460                  $  10,231             $  10,056
  12/31/94         $   9,484                  $  10,347             $  10,179
   1/31/95         $   9,569                  $  10,533             $  10,455
   2/28/95         $   9,951                  $  10,925             $  10,861
   3/31/95         $  10,228                  $  11,181             $  11,160
   4/30/95         $  10,389                  $  11,506             $  11,528
   5/31/95         $  10,740                  $  11,933             $  12,041
   6/30/95         $  11,014                  $  12,192             $  12,132
   7/31/95         $  11,504                  $  12,577             $  12,551
   8/31/95         $  11,573                  $  12,654             $  12,657
   9/30/95         $  11,780                  $  13,108             $  13,098
  10/31/95         $  11,555                  $  13,003             $  12,894
  11/30/95         $  12,004                  $  13,566             $  13,569
  12/31/95         $  12,098                  $  13,786             $  13,945
   1/31/96         $  12,528                  $  14,211             $  14,362
   2/29/96         $  12,643                  $  14,370             $  14,497
   3/31/96         $  12,879                  $  14,525             $  14,836
   4/30/96         $  13,061                  $  14,723             $  14,988
   5/31/96         $  13,232                  $  14,995             $  15,214
   6/30/96         $  13,187                  $  15,004             $  15,141
   7/31/96         $  12,590                  $  14,416             $  14,502
   8/31/96         $  13,029                  $  14,791             $  14,902
   9/30/96         $  13,622                  $  15,516             $  15,540
  10/31/96         $  13,819                  $  15,843             $  16,067
  11/30/96         $  14,711                  $  16,977             $  17,296
  12/31/96         $  14,441                  $  16,690             $  17,012
   1/31/97         $  15,234                  $  17,533             $  17,796
   2/28/97         $  15,227                  $  17,673             $  17,926
   3/31/97         $  14,628                  $  16,998             $  17,313
   4/30/97         $  15,215                  $  17,755             $  17,963
   5/31/97         $  16,097                  $  18,777             $  19,089
   6/30/97         $  16,715                  $  19,560             $  19,818
   7/31/97         $  18,039                  $  21,035             $  21,403
   8/31/97         $  17,386                  $  20,135             $  20,436
   9/30/97         $  18,306                  $  21,166             $  21,634
  10/31/97         $  17,804                  $  20,527             $  20,837
  11/30/97         $  18,364                  $  21,200             $  21,631
  12/31/97         $  18,705                  $  21,442             $  22,112
   1/31/98         $  18,612                  $  21,472             $  21,840
   2/28/98         $  19,929                  $  22,885             $  23,478
   3/31/98         $  20,848                  $  23,901             $  24,668
   4/30/98         $  20,992                  $  24,144             $  24,959
   5/31/98         $  20,454                  $  23,734             $  24,607
   6/30/98         $  20,843                  $  24,178             $  24,794
   7/31/98         $  20,197                  $  23,759             $  24,256
   8/31/98         $  17,109                  $  20,516             $  20,356
   9/30/98         $  18,300                  $  21,503             $  21,593
  10/31/98         $  19,423                  $  23,226             $  23,284
  11/30/98         $  19,975                  $  24,410             $  24,497
  12/31/98         $  21,343                  $  25,352             $  25,357
   1/31/99         $  21,537                  $  25,773             $  25,869
   2/28/99         $  20,637                  $  25,183             $  25,313
   3/31/99         $  21,335                  $  25,948             $  26,080
   4/30/99         $  22,561                  $  27,477             $  28,328
   5/31/99         $  22,352                  $  27,007             $  27,827
   6/30/99         $  23,094                  $  28,198             $  28,895
   7/31/99         $  22,241                  $  27,397             $  28,005
   8/31/99         $  21,621                  $  26,899             $  27,297
   9/30/99         $  20,864                  $  25,903             $  26,229
  10/31/99         $  21,914                  $  27,152             $  27,711
  11/30/99         $  22,054                  $  27,247             $  27,548
  12/31/99         $  23,071                  $  28,086             $  28,584
 1/31/2000         $  22,519                  $  26,898             $  27,675
 2/29/2000         $  21,733                  $  25,766             $  25,945
 3/31/2000         $  23,841                  $  28,126             $  28,651
 4/30/2000         $  23,536                  $  27,814             $  28,459
 5/31/2000         $  23,028                  $  27,833             $  28,547
 6/30/2000         $  22,712                  $  27,527             $  27,420
 7/31/2000         $  23,123                  $  27,403             $  27,968
 8/31/2000         $  24,511                  $  28,990             $  29,842
 9/30/2000         $  23,763                  $  28,532             $  29,836
10/31/2000         $  23,856                  $  28,760             $  30,394
11/30/2000         $  22,520                  $  27,526             $  28,838
12/31/2000         $  23,178                  $  28,635             $  30,323
 1/31/2001         $  23,157                  $  28,873             $  31,603
 2/28/2001         $  21,879                  $  27,481             $  29,507
 3/31/2001         $  20,826                  $  26,412             $  28,342
 4/30/2001         $  22,363                  $  27,910             $  30,263
 5/31/2001         $  22,605                  $  28,359             $  30,581
 6/30/2001         $  21,725                  $  27,588             $  29,590
 7/31/2001         $  21,567                  $  27,400             $  29,078
 8/31/2001         $  20,202                  $  26,118             $  27,398
 9/30/2001         $  18,618                  $  24,081             $  24,795
10/31/2001         $  18,729                  $  24,237             $  24,795
11/30/2001         $  19,778                  $  25,791             $  26,369
12/31/2001         $  20,057                  $  26,180             $  26,770
 1/31/2002         $  19,849                  $  25,696             $  26,037
 2/28/2002         $  19,793                  $  25,555             $  25,805
 3/31/2002         $  20,654                  $  26,682             $  27,126
 4/30/2002         $  19,609                  $  25,545             $  25,767
 5/31/2002         $  19,797                  $  25,578             $  25,870
 6/30/2002         $  18,481                  $  23,795             $  24,238
 7/31/2002         $  16,812                  $  21,739             $  21,618
 8/31/2002         $  16,953                  $  21,885             $  21,767
 9/30/2002         $  15,137                  $  19,355             $  19,279
10/31/2002         $  16,500                  $  20,776             $  20,881
11/30/2002         $  17,305                  $  22,079             $  22,349
12/31/2002         $  16,485                  $  21,028             $  21,187
 1/31/2003         $  16,053                  $  20,527             $  20,606
 2/28/2003         $  15,571                  $  20,014             $  20,046
 3/31/2003         $  15,539                  $  20,002             $  20,020
 4/30/2003         $  16,929                  $  21,690             $  22,000
 5/31/2003         $  18,079                  $  23,026             $  23,619
 6/30/2003         $  18,292                  $  23,289             $  23,791
 7/31/2003         $  18,491                  $  23,612             $  24,319
 8/31/2003         $  18,769                  $  24,011             $  24,845
 9/30/2003         $  18,457                  $  23,743             $  24,395
10/31/2003         $  19,447                  $  25,053             $  26,064
11/30/2003         $  19,730                  $  25,361             $  26,298
12/31/2003         $  20,816                  $  26,916             $  27,923
 1/31/2004         $  21,165                  $  27,322             $  28,418
 2/29/2004         $  21,587                  $  27,899             $  29,060
 3/31/2004         $  21,334                  $  27,564             $  28,859
 4/30/2004         $  21,084                  $  27,057             $  28,147
 5/31/2004         $  21,249                  $  27,254             $  28,470
 6/30/2004         $  21,540                  $  27,854             $  29,088

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND'S PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 9/23/87.

Returns for the Select Shares prior to 1/25/96 (offering date of the Select Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Select Shares.

Returns for the Class C Shares prior to 1/2/98 (offering date of the Class C Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class C Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth and Income Fund, S&P 500/BARRA Value Index, and Lipper Large-Cap Value Funds Index from June 30, 1994 to June 30, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500/BARRA Value Index contains large U.S. companies with low price-to-book ratios relative to the S&P 500 Index. The Lipper Large-Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.75% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN GROWTH AND INCOME FUND

STATEMENT OF ASSETS
AND LIABILITIES                 AS OF JUNE 30, 2004                  (Unaudited)
(Amounts in thousands, except per share amounts)

ASSETS:
Investment in Growth and
Income Portfolio, at value                           $    658,849
Receivables:
    Fund shares sold                                          117
    Expense reimbursements                                      1
-----------------------------------------------------------------
Total Assets                                              658,967
-----------------------------------------------------------------

LIABILITIES:
Payables:
    Distributions                                              79
    Fund shares redeemed                                      703
Accrued liabilities:
    Administration fees                                        27
    Shareholder servicing fees                                108
    Distribution fees                                         167
    Trustees' fees - deferred
    compensation plan                                          51
    Transfer agent fees                                       278
    Other                                                     107
-----------------------------------------------------------------
Total Liabilities                                           1,520
-----------------------------------------------------------------
NET ASSETS                                           $    657,447
-----------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

NET ASSETS:
Paid in capital                                      $    609,994
Accumulated undistributed
(overdistributed) net investment income                      (240)
Accumulated net realized gain (loss)
on investment in Portfolio                                (69,731)
Net unrealized appreciation
(depreciation) of investment in Portfolio                 117,424
-----------------------------------------------------------------
Total Net Assets                                     $    657,447
-----------------------------------------------------------------
    Class A                                          $    580,208
    Class B                                          $     70,193
    Class C                                          $      5,706
    Select                                           $      1,340
-----------------------------------------------------------------
Total                                                $    657,447
-----------------------------------------------------------------

Shares of beneficial interest outstanding
($0.001 par value; unlimited number
of shares authorized):
    Class A                                                19,290
    Class B                                                 2,375
    Class C                                                   200
    Select                                                     43
Net Asset Value:
    Class A (and redemption price)                   $      30.08
    Class B*                                         $      29.55
    Class C*                                         $      28.58
    Select (and redemption price)                    $      30.95
Class A Maximum Public Offering
Price Per Share (net asset value per
share/94.25%)                                        $      31.92

* Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF
OPERATIONS             FOR THE SIX MONTHS ENDED JUNE 30, 2004        (Unaudited)
(Amounts in thousands)

INVESTMENT INCOME:
Allocated investment income
from Portfolio                                       $      6,734
Allocated expenses from Portfolio                          (1,562)
-----------------------------------------------------------------
Total investment income                                     5,172
-----------------------------------------------------------------

EXPENSES:
Administration fees                                           338
Shareholder servicing fees                                    845
Distribution fees                                           1,044
Printing and postage                                           74
Professional fees                                              17
Registration expenses                                          41
Transfer agent fees                                         1,011
Trustees' fees                                                  3
Accounting fees                                                34
Other                                                          34
-----------------------------------------------------------------
Total expenses                                              3,441
-----------------------------------------------------------------
Less amounts waived                                           396
Less expense reimbursements                                     7
-----------------------------------------------------------------
    Net expenses                                            3,038
-----------------------------------------------------------------
Net investment income (loss)                                2,134
-----------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) allocated
from Portfolio                                             19,995
Change in net unrealized appreciation
(depreciation) allocated from Portfolio                       812
-----------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments                                             20,807
-----------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                     $     22,941
-----------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES
IN NET ASSETS                   FOR THE PERIODS INDICATED            (Unaudited)
(Amounts in thousands)

                                                1/1/04
                                               THROUGH     YEAR ENDED
                                               6/30/04       12/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income (loss)              $      2,134   $      5,383
Net realized gain (loss) allocated
from Portfolio                                  19,995        (52,619)
Change in net unrealized appreciation
(depreciation) allocated from Portfolio            812        209,514
---------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                             22,941        162,278
---------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income                           (2,183)        (5,522)
---------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Increase (decrease)                            (56,807)      (168,592)
---------------------------------------------------------------------

NET ASSETS:
Total increase (decrease) in net assets        (36,049)       (11,836)
---------------------------------------------------------------------
Beginning of period                            693,496        705,332
---------------------------------------------------------------------
End of period                             $    657,447   $    693,496
---------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                         $       (240)  $       (191)
---------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN GROWTH AND INCOME FUND

NOTES TO FINANCIAL
STATEMENTS                                                           (Unaudited)

1. ORGANIZATION

J.P. Morgan Mutual Fund Group ("JPMMFG" or the "Trust") was organized on May 11, 1987 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company. JPMorgan Growth and Income Fund ("GIF" or the "Fund") is a separate series of the Trust. The Fund offers Class A, Class B, Class C and Select shares.

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Select Class shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Fund's prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUND:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund utilizes a Master Feeder Fund Structure and seeks to achieve its investment objective by investing all of its investable assets in the Growth and Income Portfolio (the "Portfolio") which, like the Fund, is an open-end management investment company having the same investment objective as the Fund. As of June 30, 2004, the Fund owned 60.1% of the net assets of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

A. VALUATION OF INVESTMENTS -- The Fund records its investments in the Portfolio at value. Securities of the Portfolio are recorded at value as more fully discussed in the notes to the Portfolio's financial statements.

B. INVESTMENT INCOME AND EXPENSES -- The Fund records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses daily as incurred. Realized gains/losses and changes in unrealized appreciation/depreciation represent the Fund's share of such elements allocated from the Portfolio.

C. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

D. FEDERAL INCOME TAXES -- The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

E. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

F. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to line of credit, insurance and reporting services.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. DISTRIBUTION FEES-- Pursuant to the Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's exclusive underwriter and promotes and arranges for the sale of the Fund's shares. JPMFD receives no compensation in its capacity as the Fund's underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, Class B, and Class C shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets of 0.25% for class A shares and 0.75% for class B and class C shares, respectively.

In addition, JPMFD is entitled to receive the contingent deferred sales charge ("CDSC") from redemptions of Class B and C shares.

The Distributor waived fees as outlined in Note 3.D.

B. SHAREHOLDER SERVICING FEES -- The Trust has entered into a Shareholder Servicing Agreement on behalf of the Fund with JPMorgan Chase Bank ("JPMCB") under which JPMCB provides account administration and personal account maintenance service to shareholders. For performing these services JPMCB receives a fee that is computed daily and paid monthly equal to 0.25% of the average daily net assets of each share class.

JPMCB may enter into service contracts with certain entities under which it will pay all or a portion of the annual fee to such entities performing shareholding and administrative services.

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Fund available to customers of investment advisers and other financial intermediaries who are Schwab's clients. The Fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between Schwab, the Trust and JPMCB is terminated, the Fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

JPMCB waived fees as outlined in Note 3.D.

C. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate equal to 0.10% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.025% of the average daily net assets in excess of $25 billion.

BISYS Fund Services, L.P. ("BISYS") serves as the Fund's sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Fund to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentage of its respective average daily net assets of 1.30%, 1.80%, 1.80%, and 0.90% of Class A, Class B, Class C, and Select class shares, respectively.

The expense limitation percentages are due to expire April 30, 2005.

The Administrator waived fees and reimbursed expenses as outlined in Note 3.D.

D. WAIVERS AND REIMBURSEMENTS -- For the six months ended June 30, 2004, the Fund's service providers waived fees and the Administrator contractually reimbursed expenses as follows (amounts in thousands).

Neither the Fund's service providers nor the Administrator expect the Fund to repay any such waived fees and reimbursed expenses in future years.

                               CONTRACTUAL WAIVERS
                -----------------------------------------------
                                   SHAREHOLDER                           CONTRACTUAL
                ADMINISTRATION       SERVICING            TOTAL       REIMBURSEMENTS
                     $     226        $    170         $    396             $      7

E. OTHER -- Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

4. CLASS SPECIFIC EXPENSES

The Fund's class specific expenses for the six months ended June 30, 2004, are as follows (amounts in thousands):

                SHAREHOLDER
                  SERVICING   DISTRIBUTION TRANSFER AGENT
Class A        $        744   $        744   $        883
Class B                  93            278            110
Class C                   7             22              9
Select                    1             --              9
---------------------------------------------------------
               $        845   $      1,044   $      1,011
---------------------------------------------------------

5. CLASS SPECIFIC DISTRIBUTIONS

The Fund's class specific distributions from net investment income and realized gain on investment transactions for the six months ended June 30, 2004, and the year ended December 31, 2003, are as follows (amounts in thousands):

                           SIX MONTHS ENDED 6/30/04               YEAR ENDED 12/31/03
                       ---------------------------------   ---------------------------------
                                      NET                                NET
                        INVESTMENT INCOME  REALIZED GAIN    INVESTMENT INCOME  REALIZED GAIN
Class A                 $           2,090       $     --    $           5,191       $     --
Class B                                78             --                  293             --
Class C                                 8             --                   27             --
Select                                  7             --                   11             --
--------------------------------------------------------------------------------------------
                        $           2,183       $     --    $           5,522       $     --
--------------------------------------------------------------------------------------------

6. BANK BORROWINGS

Pursuant to a Line of Credit Agreement dated April 17, 2003, the Fund may borrow money for temporary or emergency purposes. The Fund has entered into the agreement, enabling it to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to the Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Fund also pays a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement expired on April 15, 2004 and has been extended to April 14, 2005.

The Fund had no borrowings outstanding at June 30, 2004, nor at anytime during the period then ended.

7. CONCENTRATIONS AND INDEMNIFICATIONS

From time to time, the Fund may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund can expect the risk of loss to be remote.

8. CORPORATE EVENT

On May 25, 2004, J.P. Morgan Chase and Co. & Bank One Corp. announced that, at separate meetings, their respective shareholders approved the merger of the two companies. The companies completed the merger of their holding companies on July 1, 2004. Effective July 20, 2004, the name of the holding company changed to JPMorgan Chase & Co.

9. SUBSEQUENT EVENTS:

On August 19, 2004, the Board of Trustees approved management's proposals:

   1. to enter into an Administration Agreement with One Group Administrative Services, Inc., an indirect wholly-owned subsidiary of JPMorgan Chase & Co., and

   2. to enter into a Distribution Agreement with One Group Dealer Services, Inc., a direct wholly-owned subsidiary of JPMorgan Chase & Co.

The foregoing changes in service providers are expected to occur effective February 19, 2005.

10. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (amounts in thousands):

                                                  SIX MONTHS ENDED           YEAR ENDED
                                                     JUNE 30, 2004    DECEMBER 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                   $          6,845    $          21,322
    Shares issued in reinvestment
    of distributions                                         1,927                4,804
    Shares redeemed                                        (56,640)            (170,999)
---------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                            $        (47,868)   $        (144,873)
---------------------------------------------------------------------------------------
SHARES
    Shares sold                                                230                  894
    Shares issued in reinvestment
    of distributions                                            65                  192
    Shares redeemed                                         (1,901)              (6,581)
---------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      (1,606)              (5,495)
---------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
    Shares sold                                   $          1,022    $           3,700
    Shares issued in reinvestment
    of distributions                                            71                  265
    Shares redeemed                                         (9,611)             (28,062)
---------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                            $         (8,518)   $         (24,097)
---------------------------------------------------------------------------------------
SHARES
    Shares sold                                                 35                  148
    Shares issued in reinvestment
    of distributions                                             2                   11
    Shares redeemed                                           (329)              (1,189)
---------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                        (292)              (1,030)
---------------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED           YEAR ENDED
                                                     JUNE 30, 2004    DECEMBER 31, 2003
CLASS C SHARES
AMOUNT
    Shares sold                                   $            376    $             525
    Shares issued in reinvestment
    of distributions                                             8                   24
    Shares redeemed                                           (864)                (833)
---------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                            $           (480)   $            (284)
---------------------------------------------------------------------------------------
SHARES
    Shares sold                                                 13                   22
    Shares issued in reinvestment
    of distributions                                            --^                   1
    Shares redeemed                                            (30)                 (35)
---------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         (17)                 (12)
---------------------------------------------------------------------------------------

SELECT SHARES
AMOUNT
    Shares sold                                   $            183    $             782
    Shares issued in reinvestment
    of distributions                                             7                   11
    Shares redeemed                                           (131)                (131)
---------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                            $             59    $             662
---------------------------------------------------------------------------------------
SHARES
    Shares sold                                                  6                   30
    Shares issued in reinvestment
    of distributions                                            --^                  --^
    Shares redeemed                                             (4)                  (5)
---------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                           2                   25
---------------------------------------------------------------------------------------

^ Amounts rounds to less than one thousand.

JPMORGAN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS                                                 (Unaudited)

CLASS A SHARES

                                                      1/1/04       YEAR ENDED          11/1/01             YEAR ENDED
                                                     THROUGH    -------------------    THROUGH   ------------------------------
                                                     6/30/04    12/31/03   12/31/02   12/31/01^  10/31/01   10/31/00   10/31/99
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                 $  29.18   $  23.31   $  28.83   $  26.95   $  40.71   $  43.65   $  43.24
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                         0.10@      0.21@      0.21@      0.03       0.19       0.09@      0.18@
    Net gains or losses on securities
    (both realized and unrealized)                       0.91       5.88      (5.31)      1.88      (8.04)      3.31       5.07
-------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                     1.01       6.09      (5.10)      1.91      (7.85)      3.40       5.25
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
    Dividends from net investment income                 0.11       0.22       0.21       0.03       0.21       0.03       0.17
    Distributions from capital gains                       --         --       0.21         --       5.70       6.31       4.67
-------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                  0.11       0.22       0.42       0.03       5.91       6.34       4.84
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  30.08   $  29.18   $  23.31   $  28.83   $  26.95   $  40.71   $  43.65
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)(a)                                       3.45%     26.27%    (17.81%)     7.09%    (21.50%)     8.88%     12.82%
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (millions)             $    580   $    610   $    615   $    876   $    833   $  1,131   $  1,385
RATIOS TO AVERAGE NET ASSETS:#
    Net expenses*                                        1.30%      1.30%      1.30%      1.30%      1.30%      1.30%      1.26%
    Net investment income (loss)                         0.69%      0.83%      0.81%      0.62%      0.59%      0.23%      0.41%
    Expenses without waivers
    and reimbursements*                                  1.42%      1.45%      1.44%      1.30%      1.32%      1.30%      1.26%
    Net investment income (loss)
    without waivers and reimbursements                   0.57%      0.68%      0.67%      0.62%      0.57%      0.23%      0.41%
PORTFOLIO TURNOVER RATE(a)~                                15%        37%        70%         0%        12%        30%       125%

  ^ The Fund changed its fiscal year end from October 31 to December 31.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ~ The percentages reflect the portfolio turnover of the Growth and Income
    Portfolio, of which the Fund invested all of its investable assets.
  * Includes expenses allocated from portfolio.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

CLASS B SHARES

                                                      1/1/04        YEAR ENDED         11/1/01             YEAR ENDED
                                                     THROUGH    -------------------    THROUGH   ------------------------------
                                                     6/30/04    12/31/03   12/31/02   12/31/01^  10/31/01   10/31/00   10/31/99
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                 $  28.67   $  22.91   $  28.32   $  26.48   $  40.09   $  43.25   $  42.92
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                         0.03@      0.08@      0.08@      0.01       0.02      (0.11)@    (0.04)@
    Net gains or losses on securities
    (both realized and unrealized)                       0.88       5.78      (5.21)      1.83      (7.89)      3.26       5.04
-------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                     0.91       5.86      (5.13)      1.84      (7.87)      3.15       5.00
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
    Dividends from net investment income                 0.03       0.10       0.07         --       0.04         --         --
    Distributions from capital gains                       --         --       0.21         --       5.70       6.31       4.67
-------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                  0.03       0.10       0.28         --       5.74       6.31       4.67
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  29.55   $  28.67   $  22.91   $  28.32   $  26.48   $  40.09   $  43.25
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)(a)                                       3.18%     25.66%    (18.21%)     6.95%    (21.90%)     8.32%     12.29%
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (millions)             $     70   $     76   $     85   $    180   $    185   $    409   $    528
RATIOS TO AVERAGE NET ASSETS:#
    Net expenses*                                        1.80%      1.80%      1.80%      1.80%      1.80%      1.80%      1.76%
    Net investment income (loss)                         0.19%      0.32%      0.30%      0.12%      0.10%     (0.27%)    (0.09%)
    Expenses without waivers
    and reimbursements*                                 1.92%      2.00%      1.95%      1.80%      1.82%      1.80%      1.76%
    Net investment income (loss)
    without waivers and reimbursements                   0.07%      0.12%      0.15%      0.12%      0.08%     (0.27%)    (0.09%)
PORTFOLIO TURNOVER RATE(a)~                                15%        37%        70%         0%        12%        30%       125%

  ^ The Fund changed its fiscal year end from October 31 to December 31.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ~ The percentages reflect the portfolio turnover of the Growth and Income
    Portfolio, of which the Fund invested all of its investable assets.
  * Includes expenses allocated from portfolio.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS C SHARES

                                                      1/1/04        YEAR ENDED         11/1/01             YEAR ENDED
                                                     THROUGH    -------------------    THROUGH   ------------------------------
                                                     6/30/04    12/31/03   12/31/02   12/31/01^  10/31/01   10/31/00   10/31/99
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                 $  27.74   $  22.19   $  27.47   $  25.68   $  39.10   $  42.34   $  42.13
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                         0.03@      0.08@      0.08@      0.01       0.05      (0.11)@    (0.03)@
    Net gains or losses on securities
    (both realized and unrealized)                       0.85       5.59      (5.06)      1.78      (7.70)      3.18       4.94
-------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                     0.88       5.67      (4.98)      1.79      (7.65)      3.07       4.91
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
    Dividends from net investment income                 0.04       0.12       0.09         --       0.07         --       0.03
    Distributions from capital gains                       --         --       0.21         --       5.70       6.31       4.67
-------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                  0.04       0.12       0.30         --       5.77       6.31       4.70
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  28.58   $  27.74   $  22.19   $  27.47   $  25.68   $  39.10   $  42.34
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)(a)                                       3.18%     25.64%    (18.21%)     6.97%    (21.89%)     8.31%     12.29%
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (millions)             $      6   $      6   $      5   $      7   $      7   $      9   $     10
RATIOS TO AVERAGE NET ASSETS:#
    Net expenses*                                        1.80%      1.80%      1.80%      1.80%      1.80%      1.80%      1.76%
    Net investment income (loss)                         0.19%      0.32%      0.31%      0.12%      0.09%     (0.27%)    (0.07%)
    Expenses without waivers
    and reimbursements*                                  1.92%      2.00%      1.94%      1.80%      1.82%      1.80%      1.76%
    Net investment income (loss)
    without waivers and reimbursements                   0.07%      0.12%      0.17%      0.12%      0.07%     (0.27%)    (0.07%)
PORTFOLIO TURNOVER RATE(a)~                                15%        37%        70%         0%        12%        30%       125%

  ^ The Fund changed its fiscal year end from October 31 to December 31.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ~ The percentages reflect the portfolio turnover of the Growth and Income
    Portfolio, of which the Fund invested all of its investable assets.
  * Includes expenses allocated from portfolio.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                      1/1/04        YEAR ENDED         11/1/01             YEAR ENDED
                                                     THROUGH    -------------------    THROUGH   ------------------------------
                                                     6/30/04    12/31/03   12/31/02   12/31/01^  10/31/01   10/31/00   10/31/99
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                 $  30.02   $  23.98   $  29.64   $  27.72   $  40.99   $  43.89   $  43.43
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                         0.17@      0.32@      0.32@      0.05       0.14       0.26@      0.35@
    Net gains or losses on securities
    (both realized and unrealized)                       0.93       6.05      (5.46)      1.93      (7.53)      3.33       5.12
-------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                     1.10       6.37      (5.14)      1.98      (7.39)      3.59       5.47
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
    Dividends from net investment income                 0.17       0.33       0.31       0.06       0.18       0.18       0.34
    Distributions from capital gains                       --         --       0.21         --       5.70       6.31       4.67
-------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                  0.17       0.33       0.52       0.06       5.88       6.49       5.01
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  30.95   $  30.02   $  23.98   $  29.64   $  27.72   $  40.99   $  43.89
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                          3.66%     26.78%    (17.47%)     7.13%    (20.01%)     9.34%     13.30%
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (millions)             $      1   $      1   $     --+  $      3   $      3   $      5   $     15
RATIOS TO AVERAGE NET ASSETS:#
    Net expenses*                                        0.90%      0.90%      0.90%      0.90%      0.89%      0.89%      0.85%
    Net investment income (loss)                         1.10%      1.22%      1.16%      1.02%      0.93%      0.64%      0.80%
    Expenses without waivers
    and reimbursements*                                  2.24%      1.00%      1.56%      3.34%      2.07%      0.93%      0.85%
    Net investment income (loss)
    without waivers and reimbursements                  (0.24%)     1.12%      0.50%     (1.42%)    (0.25%)     0.60%      0.80%
PORTFOLIO TURNOVER RATE(a)~                                15%        37%        70%         0%        12%        30%       125%

  ^ The Fund changed its fiscal year end from October 31 to December 31.
  @ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.
  + Amount rounds to less than one million.
  # Short periods have been annualized.
  ~ The percentages reflect the portfolio turnover of the Growth and Income
    Portfolio, of which the Fund invested all of its investable assets.
  * Includes expenses allocated from portfolio.

SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS             AS OF JUNE 30, 2004             (Unaudited)
(Amounts in thousands)

SHARES     ISSUER                                                      VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.3%

           COMMON STOCKS -- 98.3%

           AEROSPACE -- 2.7%
     137   General Dynamics Corp.                               $     13,644
     180   United Technologies Corp.                                  16,448
           -----------------------------------------------------------------
                                                                      30,092
           -----------------------------------------------------------------

           APPAREL -- 1.1%
     250   VF Corp.                                                   12,190
           -----------------------------------------------------------------

           APPLIANCES & HOUSEHOLD DURABLES -- 0.3%
      47   Whirlpool Corp.                                             3,252
           -----------------------------------------------------------------

           AUTOMOTIVE -- 0.4%
     111   Genuine Parts Co.                                           4,389
           -----------------------------------------------------------------

           BANKING -- 11.6%
     353   Bank of America Corp.                                      29,883
     125   M&T Bank Corp.                                             10,921
     262   North Fork Bancorporation, Inc.                             9,961
     198   SouthTrust Corp.                                            7,684
     129   SunTrust Banks, Inc.                                        8,403
     132   TCF Financial Corp. (l)                                     7,663
     353   The Bank of New York Co., Inc.                             10,395
     513   U.S. Bancorp                                               14,149
     348   Wachovia Corp.                                             15,464
     226   Wells Fargo & Co.                                          12,917
           -----------------------------------------------------------------
                                                                     127,440
           -----------------------------------------------------------------

           BROADCASTING/CABLE -- 1.1%
     328   Cablevision Systems New York Group,
           Class A* (l)                                                6,445
     150   Clear Channel Communications, Inc.                          5,543
           -----------------------------------------------------------------
                                                                      11,988
           -----------------------------------------------------------------

           BUSINESS SERVICES -- 1.7%
     157   Affiliated Computer Services, Inc., Class A*                8,322
     192   Equifax, Inc.                                               4,747
     223   IMS Health, Inc.                                            5,234
           -----------------------------------------------------------------
                                                                      18,303
           -----------------------------------------------------------------

           CHEMICALS -- 1.2%
     112   PPG Industries, Inc.                                 $      7,011
     150   The Sherwin-Williams Co.                                    6,233
           -----------------------------------------------------------------
                                                                      13,244
           -----------------------------------------------------------------

           COMPUTER SOFTWARE -- 2.9%
     379   Computer Associates International, Inc.                    10,626
     193   DST Systems, Inc.* (l)                                      9,277
     429   Microsoft Corp.                                            12,255
           -----------------------------------------------------------------
                                                                      32,158
           -----------------------------------------------------------------

           COMPUTERS/COMPUTER HARDWARE -- 2.6%
     403   Hewlett-Packard Co.                                         8,499
      93   International Business Machines Corp.                       8,154
     124   Lexmark International, Inc., Class A*                      11,970
           -----------------------------------------------------------------
                                                                      28,623
           -----------------------------------------------------------------

           CONSTRUCTION MATERIALS -- 1.0%
     228   Vulcan Materials Co.                                       10,818
           -----------------------------------------------------------------

           CONSUMER PRODUCTS -- 1.1%
     235   Altria Group, Inc.                                         11,747
           -----------------------------------------------------------------

           DIVERSIFIED -- 1.2%
     392   Tyco International LTD (Bermuda) (l)                       12,994
           -----------------------------------------------------------------

           ENTERTAINMENT/LEISURE -- 0.3%
      77   Carnival Corp. (l)                                          3,638
           -----------------------------------------------------------------

           ENVIRONMENTAL SERVICES -- 1.0%
     352   Waste Management, Inc.                                     10,780
           -----------------------------------------------------------------

           FINANCIAL SERVICES -- 13.4%
     305   American Express Co.                                       15,666
     236   Ameritrade Holding Corp.*                                   2,681
   1,034   Citigroup, Inc.                                            48,097
     364   Freddie Mac                                                23,054
     222   Golden West Financial Corp.                                23,578
      95   H & R Block, Inc.                                           4,534
     191   Prudential Financial, Inc.                                  8,871
     127   T. Rowe Price Group, Inc.                                   6,421
     380   Washington Mutual, Inc. (l)                                14,683
           -----------------------------------------------------------------
                                                                     147,585
           -----------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES     ISSUER                                                      VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

           FOOD/BEVERAGE PRODUCTS -- 2.4%
     167   Anheuser-Busch Companies, Inc.                       $      9,007
      97   Brown-Forman Corp., Class B                                 4,677
     200   Dean Foods Co.*                                             7,462
     120   Kellogg Co.                                                 5,022
           -----------------------------------------------------------------
                                                                      26,168
           -----------------------------------------------------------------

           HEALTH CARE/HEALTH CARE SERVICES -- 0.9%
      87   WellPoint Health Networks, Inc.*                            9,700
           -----------------------------------------------------------------

           HOTELS/OTHER LODGING -- 0.3%
     153   Hilton Hotels Corp.                                         2,851
           -----------------------------------------------------------------

           INSURANCE -- 11.4%
     278   American International Group, Inc.                         19,783
     447   Assurant, Inc.                                             11,792
     223   Chubb Corp.                                                15,177
     360   Genworth Financial, Inc., Class A* (l)                      8,262
     115   Hartford Financial Services Group, Inc.                     7,905
     235   MGIC Investment Corp.                                      17,850
     326   Old Republic International Corp.                            7,728
     242   Principal Financial Group, Inc.                             8,399
     216   SAFECO Corp.                                                9,500
     384   The St. Paul Travelers Companies, Inc.                     15,563
      98   Willis Group Holdings LTD
           (United Kingdom)                                            3,663
           -----------------------------------------------------------------
                                                                     125,622
           -----------------------------------------------------------------

           MANUFACTURING -- 0.8%
     148   Cooper Industries LTD, Class A                              8,763
           -----------------------------------------------------------------

           METALS/MINING -- 0.5%
     150   Alcoa, Inc.                                                 4,945
           -----------------------------------------------------------------

           MULTI-MEDIA -- 7.1%
     303   Comcast Corp., Class A*                                     8,481
     125   Gannett Co., Inc.                                          10,589
     124   Knight Ridder, Inc.                                         8,906
   1,608   Liberty Media Corp., Class A*                              14,454
      80   Liberty Media International, Inc.,
           Class A * (l)                                               2,982
      93   The E.W. Scripps Co., Class A (l)                           9,713
     882   Time Warner, Inc.*                                         15,509
     193   Viacom, Inc., Class B                                $      6,897
           -----------------------------------------------------------------
                                                                      77,531
           -----------------------------------------------------------------

           OIL & GAS -- 10.6%
     433   Burlington Resources, Inc.                                 15,651
     172   ChevronTexaco Corp.                                        16,194
     341   ConocoPhillips                                             26,008
     214   Devon Energy Corp.                                         14,137
     984   Exxon Mobil Corp.                                          43,709
           -----------------------------------------------------------------
                                                                     115,699
           -----------------------------------------------------------------

           PHARMACEUTICALS -- 2.0%
     214   Johnson & Johnson                                          11,892
     294   Pfizer, Inc.                                               10,071
           -----------------------------------------------------------------
                                                                      21,963
           -----------------------------------------------------------------

           PIPELINES -- 1.6%
     299   Kinder Morgan, Inc.                                        17,745
           -----------------------------------------------------------------

           PRINTING & PUBLISHING -- 0.5%
       6   Washington Post Co., Class B (l)                            5,394
           -----------------------------------------------------------------

           REAL ESTATE -- 1.0%
     362   Brookfield Properties Corp. (Canada)                       10,416
           -----------------------------------------------------------------

           RESTAURANTS/FOOD SERVICES -- 1.7%
     243   McDonald's Corp.                                            6,323
     303   Outback Steakhouse, Inc. (l)                               12,549
           -----------------------------------------------------------------
                                                                      18,872
           -----------------------------------------------------------------

           RETAILING -- 3.3%
     196   AutoZone, Inc.*                                            15,708
     308   Home Depot, Inc.                                           10,845
     409   The TJX Companies, Inc.                                     9,868
           -----------------------------------------------------------------
                                                                      36,421
           -----------------------------------------------------------------

           TELECOMMUNICATIONS -- 7.2%
     367   Alltel Corp.                                               18,562
     411   CenturyTel, Inc.                                           12,337
     859   SBC Communications, Inc.                                   20,838
     746   Verizon Communications, Inc.                               27,007
           -----------------------------------------------------------------
                                                                      78,744
           -----------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES     ISSUER                                                      VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

           TOYS & GAMES -- 0.7%
     414   Mattel, Inc.                                         $      7,552
           -----------------------------------------------------------------

           UTILITIES -- 2.7%
     194   Dominion Resources, Inc.                                   12,256
     210   DPL, Inc. (l)                                               4,086
      86   FirstEnergy Corp.                                           3,210
     101   FPL Group, Inc.                                             6,478
      76   PPL Corp.                                                   3,493
           -----------------------------------------------------------------
                                                                      29,523
           -----------------------------------------------------------------
           Total Common Stocks                                     1,077,150
           (Cost $887,363)
           -----------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.7%

MONEY MARKET FUND -- 1.7%
  18,930   JPMorgan Prime Money Market Fund (a)                       18,930
           (Cost $18,930)
           -----------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0%                          $  1,096,080
           (COST $906,293)
           -----------------------------------------------------------------

SHARES     COLLATERAL INVESTMENTS                                      VALUE
----------------------------------------------------------------------------
           MONEY MARKET FUND (c)
  10,952   AIM Short Term Investment Co.                        $     10,952
           -----------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
----------------------------------------------------------------------------
           REPURCHASE AGREEMENT (c)
$ 45,000   Credit Suisse First Boston, 1.51%,
           due 07/01/04, dated 06/30/04,
           proceeds $45,002 secured by
           U.S. Government Agency Securities                          45,000
           -----------------------------------------------------------------
                                                                $     55,952
           -----------------------------------------------------------------

Abbreviations:

*    -- Non-income producing security.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by J.P. Morgan Investment Management, Inc.
(c)  -- Investment of cash collateral for portfolio securities on loan.
(l) -- Security, or portion of the security, has been delivered to a counterparty as part of a security lending transaction.
USD  -- United States Dollar.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS
AND LIABILITIES                    AS OF JUNE 30, 2004               (Unaudited)
(Amounts in thousands)

ASSETS:
Investments in non-affiliates, at value                             $  1,077,150
Investments in affiliates, at value                                       18,930
--------------------------------------------------------------------------------
Total investment securities, at value                                  1,096,080
--------------------------------------------------------------------------------
Investments held as collateral for
securities lending program                                                55,952
Cash                                                                          46
Receivables:
    Investment securities sold                                             2,321
    Interest and dividends                                                 1,048
    Securities lending (net)                                                   4
--------------------------------------------------------------------------------
Total Assets                                                           1,155,451
--------------------------------------------------------------------------------

LIABILITIES:
Payables:
    Investment securities purchased                                        2,694
    Collateral for securities
    lending program                                                       55,952
Accrued liabilities:
    Investment advisory fees                                                 360
    Administration fees                                                       45
    Custodian fees                                                             9
    Trustees' fees - deferred
    compensation plan                                                         57
    Other                                                                     53
--------------------------------------------------------------------------------
Total Liabilities                                                         59,170
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
INVESTORS' BENEFICIAL INTERESTS                                     $  1,096,281
--------------------------------------------------------------------------------
Cost of investments                                                 $    906,293
--------------------------------------------------------------------------------
Investment securities on loan, at value                             $     55,237
--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF
OPERATIONS             FOR THE SIX MONTHS ENDED JUNE 30, 2004        (Unaudited)
(Amounts in thousands)

INVESTMENT INCOME:
Dividend                                                            $     10,918
Dividend income from affiliated
investments*                                                                 113
Securities lending (net)                                                      13
Foreign tax withholding                                                      (14)
--------------------------------------------------------------------------------
Total investment income                                                   11,030
--------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees                                                   2,220
Administration fees                                                          277
Custodian fees                                                                 5
Interest expense                                                               6
Accounting fees                                                               17
Professional fees                                                             27
Trustees' fees                                                                 4
Other                                                                          3
--------------------------------------------------------------------------------
Total expenses                                                             2,559
--------------------------------------------------------------------------------
Net investment income (loss)                                               8,471
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
transactions from investments                                             32,621
Change in net unrealized appreciation
(depreciation) of investments                                              1,317
Net realized and unrealized gain (loss)
on investments                                                            33,938
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                                                     $     42,409
--------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory and
    administration fees:                                            $         19
--------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES
IN NET ASSETS                   FOR THE PERIODS INDICATED            (Unaudited)
(Amounts in thousands)

                                                                          1/1/04
                                                                         THROUGH      YEAR ENDED
                                                                         6/30/04        12/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income (loss)                                        $      8,471    $     17,769
Net realized gain (loss) on investments                                   32,621         (85,558)
Change in net unrealized appreciation
(depreciation) of investments                                              1,317         328,402
------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                                       42,409         260,613
------------------------------------------------------------------------------------------------

TRANSACTIONS IN INVESTORS'
BENEFICIAL INTEREST:
Contributions                                                             22,524          55,219
Withdrawals                                                              (92,202)       (257,032)
Increase (decrease) from transactions
in investors' beneficial interest                                        (69,678)       (201,813)
------------------------------------------------------------------------------------------------

NET ASSETS:
    Total increase (decrease) in
    net assets                                                           (27,269)         58,800
------------------------------------------------------------------------------------------------
Beginning of period                                                    1,123,550       1,064,750
------------------------------------------------------------------------------------------------
End of period                                                       $  1,096,281    $  1,123,550
------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL
STATEMENTS                                                           (Unaudited)

1. ORGANIZATION

Growth and Income Portfolio ("GIP" or the "Portfolio") is separately registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as a non-diversified, open end management investment company organized as a trust under the laws of the State of New York. The declaration of trust permits the Trustees to issue beneficial interests in the Portfolio.

2. SIGNIFICANT ACCOUNTING PRINCIPLES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
PORTFOLIO:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quotes by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more held by the Portfolio will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Portfolio applies fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in its Portfolio by utilizing the quotations of an independent pricing service, unless the Portfolio's advisor, J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor"), determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indices, securities, and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

B. RESTRICTED AND ILLIQUID SECURITIES -- The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

C. SECURITIES ON LOAN -- For the Portfolio, the Board of Trustees has approved the lending of securities, through its custodian JPMorgan Chase Bank ("JPMCB", an affiliate of the Portfolio) acting as lending agent to certain borrowers. By lending investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral received in connection with the loan. The net amount of interest earned, after the rebate and fee, is included in the Statement of Operations as Securities lending (net).

The loans are secured by collateral at least equal, at all times to the value of the securities loaned plus accrued interest. Gain or loss on the value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

JPMCB invests the cash collateral on behalf of the Portfolio in accordance with investment guidelines contained in the securities lending agreement.

At June 30, 2004, the market value of securities loaned was $55,237 and the amount of collateral received was $55,952 (amounts in thousands).

JPMCB as lending agent received a fee of $6 (amount in thousands), equal to 0.05% (0.06% prior to January 31, 2004) of the average dollar value of loans of U.S. securities outstanding during a given month and 0.10% (0.1142% prior to January 31, 2004) of the average dollar value of loans on non-U.S. securities outstanding during a given month.

Risks of delay in recovery of securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Portfolio from any loss resulting from a borrower's failure to return a loaned security when due.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Portfolio first learns of the dividend.

E. EXPENSES-- Expenses directly attributable to the Portfolio are charged to the Portfolio; other expenses are allocated on another reasonable basis.

F. OTHER EXPENSES-- Other expenses in the Statement of Operations include fees related to insurance, pricing and reporting services.

G. FEDERAL INCOME TAXES -- The Portfolio intends to continue to qualify as a partnership and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolio. The investors in the Portfolio must take into account their proportionate share of the Portfolio's income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio does not intend to distribute to investors its net investment income or its net realized gains, if any. It is intended that the Portfolio will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE-- Pursuant to the Investment Advisory Agreement, JPMIM acts as the investment advisor to the Portfolio. JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase & Co. The Advisor supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.40% of the Portfolio's average daily net assets.

The Portfolio may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to waive and/or reimburse its advisory fee from the Portfolio in an amount to offset any doubling up of investment advisory and administration fees related to the Portfolio's investment in an affiliated money market fund.

B. CUSTODIAN FEES -- JPMCB provides portfolio custody services for the Portfolio. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by the Portfolio, based on the uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

C. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, JPMCB (the "Administrator"), provides certain administration services to the Portfolio. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.05% of the Portfolio's average daily net assets.

BISYS Fund Services, L.P. ("BISYS") serves as the Portfolio's sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

D. OTHER -- The Portfolio may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

For the six months ended June 30, 2004, the Portfolio did not purchase any securities from brokers/dealers affiliated with JPMCB.

The SEC has granted an exemptive order permitting the Portfolio to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2004, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                PURCHASES               SALES         PURCHASES            SALES
          (EXCLUDING U.S.     (EXCLUDING U.S.           OF U.S.          OF U.S.
              GOVERNMENT)         GOVERNMENT)        GOVERNMENT       GOVERNMENT
                $ 168,042           $ 244,390        $      --         $      --

5. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2004, are as follows (amounts in thousands):

                               GROSS           GROSS    NET UNREALIZED
          AGGREGATE       UNREALIZED      UNREALIZED      APPRECIATION
               COST     APPRECIATION    DEPRECIATION    (DEPRECIATION)
          $ 906,293       $  208,132     $  (18,345)       $ 189,787

6. BANK BORROWINGS

Pursuant to a Line of Credit Agreement, dated April 17, 2003, the Portfolio may borrow money for temporary or emergency purposes. The Portfolio has entered into the agreement, enabling it to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to the Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. This agreement expired on April 15, 2004 and has been extended to April 14, 2005.

The Portfolio had no borrowings outstanding at June 30, 2004, nor at anytime during the period then ended.

7. CONCENTRATIONS AND INDEMNIFICATIONS

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio can expect the risk of loss to be remote.

8. CORPORATE EVENT

On May 25, 2004, J. P. Morgan Chase and Co. and Bank One Corp. announced that, at separate meetings, their respective shareholders approved the merger of the two companies. The companies completed the merger of their holding companies on July 1, 2004. Effective July 20, 2004, the name of the holding company changed to JPMorgan Chase & Co.

9. SUBSEQUENT EVENTS:

On August 19, 2004, the Board of Trustees approved management's proposal to enter into an Administration Agreement with One Group Administrative Services, Inc., an indirect wholly-owned subsidiary of JPMorgan Chase & Co.

The foregoing change in the service provider is expected to occur effective February 19, 2005.

GROWTH AND INCOME PORTFOLIO

SUPPLEMENTARY DATA                                                   (Unaudited)

                                        1/1/04        YEAR ENDED        11/1/01            YEAR ENDED
                                        THROUGH   ------------------    THROUGH  -----------------------------
                                        6/30/04   12/31/03  12/31/02   12/31/01* 10/31/01   10/31/00  10/31/99
RATIOS TO AVERAGE NET ASSETS:#
    Net expenses                         0.46%      0.46%     0.47%      0.46%     0.47%      0.47%     0.47%
    Net investment income (loss)         1.53%      1.66%     1.64%      1.45%     1.43%      1.05%     1.20%
    Expenses without reimbursements      0.46%      0.46%     0.47%      0.46%     0.48%      0.47%     0.47%
    Net investment income (loss)
    without reimbursements               1.53%      1.66%     1.64%      1.45%     1.42%      1.05%     1.20%
PORTFOLIO TURNOVER RATE(a)                 15%        37%       70%         0%       12%        30%      125%
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                           3.9%      27.5%    (15.9)%      7.1%    (18.7)%      9.1%     14.1%
--------------------------------------------------------------------------------------------------------------

  * The Portfolio changed its fiscal year end from October 31 to December 31. # Short periods have been annualized.
(a)  Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FAMILY OF FUNDS

U.S. EQUITY FUNDS

Capital Growth Fund
Disciplined Equity Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS

Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming Intrepid European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS

Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS

Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS

Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS

California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS

100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

UNDISCOVERED MANAGERS FUNDS

Behavioral Growth Fund
Behavioral Value Fund
REIT Fund
Small Cap Growth Fund

               Funds may be registered under separate registrants.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]


JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Fund without examination by independent auditors, who express no opinion thereon.

INVESTORS SHOULD CAREFULLY READ THE FUND'S PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

A list of portfolio holdings is available thirty days after month end upon request. Please contact yourJPMorgan Fleming representative or call 1-800-348-4782 to obtain further information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-348-4782 and on the Commission's website at http://www.sec.gov.

JPMorgan Funds Fulfillment Center                                    PRSRT STD
      6112 W. 73rd Street                                          U.S. POSTAGE
    Bedford Park, IL 60638                                             PAID
                                                                   PERMIT 2891
                                                                 KANSAS CITY, MO


(C) J.P. Morgan Chase & Co., 2004 All rights reserved. August 2004.  SAN-GIF-604

ITEM 2. CODE OF ETHICS.

       Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

         (2) If the registrant provides the disclosure required by paragraph
         (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

         (3) If the registrant provides the disclosure required by paragraph
         (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.  SCHEDULE OF INVESTMENTS.

     File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

THE COMMITTEE SHALL REVIEW NOMINEES RECOMMENDED TO THE BOARD BY SHAREHOLDERS AND SHALL EVALUATE SUCH NOMINEES IN THE SAME MANNER AS IT EVALUATES NOMINEES IDENTIFIED BY THE COMMITTEE.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

     (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        Growth & Income Portfolio
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Stephanie J. Dorsey
                          ------------------------------------------------------
                                    Stephanie J. Dorsey, Treasurer

Date                                August 24, 2004
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Stephanie J. Dorsey
                          ------------------------------------------------------
                                    Stephanie J. Dorsey, Treasurer

Date                                August 24, 2004
      --------------------------------------------------------------------------


By (Signature and Title)*           /s/ George C.W. Gatch
                          ------------------------------------------------------
                                    George C.W. Gatch, President

Date                                August 24, 2004
      --------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.